Financial Risk Management - Schedule of Carrying Amount in the Statement of Financial Position (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Weighted average interest rate [Member]
Non-derivatives
Trade payables
Payroll liabilities
Other loans
Borrowings	0.5	0.5
1 year or less [Member]
Non-derivatives
Trade payables	182,632	387,034
Payroll liabilities		702,619
Other loans	5,086	5,086
Borrowings		156,066
Total non-derivatives	4,113,028	3,189,583
Between 1 and 2 years [Member]
Non-derivatives
Trade payables
Payroll liabilities
Other loans	13,550	13,550
Borrowings	156,828
Total non-derivatives	768,114	1,991,866
Between 2 and 5 years [Member]
Non-derivatives
Trade payables
Payroll liabilities
Other loans
Borrowings
Total non-derivatives
Remaining contractual maturities [Member]
Non-derivatives
Trade payables	182,632	387,034
Payroll liabilities		702,619
Other loans	18,636	18,636
Borrowings	156,828	156,066
Total non-derivatives	4,881,142	5,181,449
Shareholder Loans [Member] | Weighted average interest rate [Member]
Non-derivatives
Borrowings	12	12
Shareholder Loans [Member] | 1 year or less [Member]
Non-derivatives
Borrowings	2,485,632	1,938,778
Shareholder Loans [Member] | Between 1 and 2 years [Member]
Non-derivatives
Borrowings
Shareholder Loans [Member] | Between 2 and 5 years [Member]
Non-derivatives
Borrowings
Shareholder Loans [Member] | Remaining contractual maturities [Member]
Non-derivatives
Borrowings	2,485,632	1,938,778
Convertible Notes [Member] | Weighted average interest rate [Member]
Non-derivatives
Borrowings	12	12
Convertible Notes [Member] | 1 year or less [Member]
Non-derivatives
Borrowings	528,488
Convertible Notes [Member] | Between 1 and 2 years [Member]
Non-derivatives
Borrowings		1,307,573
Convertible Notes [Member] | Between 2 and 5 years [Member]
Non-derivatives
Borrowings
Convertible Notes [Member] | Remaining contractual maturities [Member]
Non-derivatives
Borrowings	528,448	1,307,573
Convertible Notes [Member] | Weighted average interest rate [Member]
Non-derivatives
Borrowings	6	6
Convertible Notes [Member] | 1 year or less [Member]
Non-derivatives
Borrowings	911,320
Convertible Notes [Member] | Between 1 and 2 years [Member]
Non-derivatives
Borrowings		670,743
Convertible Notes [Member] | Between 2 and 5 years [Member]
Non-derivatives
Borrowings
Convertible Notes [Member] | Remaining contractual maturities [Member]
Non-derivatives
Borrowings	911,230	$ 670,743
Convertible Notes [Member] | Weighted average interest rate [Member]
Non-derivatives
Borrowings	20
Convertible Notes [Member] | 1 year or less [Member]
Non-derivatives
Borrowings
Convertible Notes [Member] | Between 1 and 2 years [Member]
Non-derivatives
Borrowings	597,736
Convertible Notes [Member] | Between 2 and 5 years [Member]
Non-derivatives
Borrowings
Convertible Notes [Member] | Remaining contractual maturities [Member]
Non-derivatives
Borrowings	$ 597,736